Property and Equipment	5 Months Ended
Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Property and Equipment

(6)Property and Equipment

Property and equipment consists of the following (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Computer equipment	$12,455	$80,483
Furniture and fixtures	1,894	3,046
Leasehold improvements	3,383	5,220
Construction in progress	—	18
	17,732	88,767
Less accumulated depreciation and amortization	(3,952)	(70,865)
	$13,780	$17,902

Construction in progress at January 31, 2021 and 2020 consisted primarily of costs related to the purchase of certain assets that have not yet been put into service.

Depreciation expense related to property and equipment was $3.6 million, $5.9 million, $9.7 million, and $12.7 million for the period August 28, 2020 through January 31, 2021 (Successor), the period February 1, 2020 through August 27, 2020 (Predecessor), the fiscal year ended January 31, 2020 and the fiscal year ended January 31, 2019, respectively. Amortization expense for assets acquired under finances leases are included in total depreciation expense.